Fees Summary	Dec. 19, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 17,958,310.00
Previously Paid Amount	0.00
Total Fee Amount	2,480.04
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 2,480.04
Narrative - Max Aggregate Offering Price	$ 17,958,310.00
Final Prospectus	true